Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Allowance for doubtful accounts
Amortized finite estimated useful lives	5 years		5 years
Total identifiable assets percentage	37.00%		39.00%
Goodwill	$ 1,373,621		$ 1,373,621
Other comprehensive income	(18,612)	$ 10,259	46,725	(21,996)
Cash equivalents